Transaction costs including legal, financial, audit, US and Canadian regulatory costs (Tables)	3 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022
Costs and Expenses [Abstract]
Schedule of transaction costs including legal, audit and US regulatory [Table Text Block]
	May 31, 2022	May 31, 2021
Consulting and professional fees	456,092	326,392
General expenses	79,354	12,283
Transaction costs	535,446	338,675

	February 28, 2022	February 28, 2021
Consulting and professional fees	2,715,001	1,436,217
General expenses	1,127,733	207,375
Transaction Costs Including: Audit, Legal, and US Regulatory	3,842,734	1,643,592